SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2011
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION

SCHEDULE III — REAL ESTATE AND ACCUMULATED DEPRECIATION

DECEMBER 31, 2011

					Costs Capitalized		Gross Amounts at Which
			Acquisition Accounting Cost (f)		Subsequent to Acquisition (c)		Carried at Close of Period (d)					Life Upon Which
				Buildings		Buildings		Buildings				Latest Statement
				and		and		and		Accumulated	Date	of Operation is
Name of Center	Location	Encumbrances (a)	Land	Improvements	Land	Improvements	Land	Improvements	Total	Depreciation (e)	Acquired	Computed
					(In thousands)

Ala Moana Center	Honolulu, HI	$1,322,146	$571,836	1,738,740	$—	$1,892	$571,836	$1,740,632	$2,312,468	$67,252	2010	(e)
Anaheim Crossing	Anaheim, CA	—	—	4,464	—	(4,464)	—	—	—	—	2010	(e)
Animas Valley Mall	Farmington, NM	43,451	6,509	32,270	—	858	6,509	33,128	39,637	2,745	2010	(e)
Apache Mall	Rochester, MN	—	17,738	116,663	—	986	17,738	117,649	135,387	5,701	2010	(e)
Arizona Center	Phoenix, AZ	—	4,095	168,099	(4,095)	(168,099)	—	—	—	—	2010	(e)
Augusta Mall	Augusta, GA	159,401	25,450	137,376	—	3,394	25,450	140,770	166,220	8,333	2010	(e)
Austin Bluffs Plaza (g)	Colorado Springs, CO	1,983	1,425	1,075	—	—	1,425	1,075	2,500	40	2010	(e)
Bailey Hills Village	Eugene, OR	—	422	347	(422)	(347)	—	—	—	—	2010	(e)
Baskin Robbins	Idaho Falls, ID	—	333	19	—	—	333	19	352	5	2010	(e)
Baybrook Mall	Friendswood, TX	179,951	76,527	288,241	—	(2,215)	76,527	286,026	362,553	12,367	2010	(e)
Bayshore Mall	Eureka, CA	30,436	4,770	33,305	—	(327)	4,770	32,978	37,748	2,005	2010	(e)
Bayside Marketplace	Miami, FL	83,953	—	198,396	—	1,105	—	199,501	199,501	13,491	2010	(e)
Beachwood Place	Beachwood, OH	227,749	59,156	196,205	—	1,256	59,156	197,461	256,617	7,602	2010	(e)
Bellis Fair	Bellingham, WA	93,882	14,122	102,033	—	704	14,122	102,737	116,859	4,956	2010	(e)
Birchwood Mall	Port Huron, MI	46,924	8,316	44,884	—	68	8,316	44,952	53,268	2,577	2010	(e)
Boise Plaza	Boise, ID	—	3,996	645	—	(42)	3,996	603	4,599	73	2010	(e)
Boise Towne Plaza	Boise, ID	9,694	6,457	3,195	—	10	6,457	3,205	9,662	446	2010	(e)
Boise Towne Square	Boise, ID	139,650	37,724	159,923	—	213	37,724	160,136	197,860	7,055	2010	(e)
Brass Mill Center	Waterbury, CT	89,053	21,959	79,574	—	504	21,959	80,078	102,037	4,415	2010	(e)
Brass Mill Commons	Waterbury, CT	19,046	9,538	19,533	—	(133)	9,538	19,400	28,938	1,100	2010	(e)
Burlington Town Center	Burlington, VT	24,066	3,703	22,576	—	(615)	3,703	21,961	25,664	2,449	2010	(e)
Cache Valley Mall	Logan, UT	28,623	2,890	19,402	—	(48)	2,890	19,354	22,244	1,115	2010	(e)
Cache Valley Marketplace	Logan, UT	—	1,072	7,440	—	13	1,072	7,453	8,525	503	2010	(e)
Canyon Point Village Center	Las Vegas, NV	—	11,439	9,388	(11,439)	(9,388)	—	—	—	—	2010	(e)
Capital Mall	Jefferson City, MO	—	1,114	7,731	—	(45)	1,114	7,686	8,800	899	2010	(e)
Chula Vista Center	Chula Vista, CA	—	13,214	67,743	1,149	10,134	14,363	77,877	92,240	4,052	2010	(e)
Coastland Center	Naples, FL	120,694	24,470	166,038	—	343	24,470	166,381	190,851	7,605	2010	(e)
Collin Creek	Plano, TX	63,742	14,747	48,094	—	426	14,747	48,520	63,267	2,997	2010	(e)
Colony Square Mall	Zanesville, OH	28,212	4,253	29,573	—	546	4,253	30,119	34,372	2,150	2010	(e)
Columbia Mall	Columbia, MO	89,355	7,943	107,969	—	8	7,943	107,977	115,920	6,343	2010	(e)
Columbiana Centre	Columbia, SC	103,800	22,178	125,061	—	17	22,178	125,078	147,256	7,791	2010	(e)
Coral Ridge Mall	Coralville, IA	91,278	20,178	134,515	—	171	20,178	134,686	154,864	6,657	2010	(e)
Coronado Center	Albuquerque, NM	153,690	28,312	153,526	—	1,163	28,312	154,689	183,001	8,322	2010	(e)
Crossroads Center	St. Cloud, MN	78,493	15,499	103,077	—	1,480	15,499	104,557	120,056	5,855	2010	(e)
Cumberland Mall	Atlanta, GA	105,594	36,913	138,795	—	1,545	36,913	140,340	177,253	7,703	2010	(e)
Deerbrook Mall	Humble, TX	152,656	36,761	133,448	—	(295)	36,761	133,153	169,914	6,485	2010	(e)
Eastridge Mall	Casper, WY	34,310	5,484	36,756	—	91	5,484	36,847	42,331	2,299	2010	(e)
Eastridge Mall	San Jose, CA	153,167	30,368	135,317	—	603	30,368	135,920	166,288	6,147	2010	(e)
Eden Prairie Center	Eden Prairie, MN	73,308	24,985	74,733	—	83	24,985	74,816	99,801	5,902	2010	(e)
Fallbrook Center	West Hills, CA	81,771	18,479	62,432	1,543	4,364	20,022	66,796	86,818	3,622	2010	(e)
Faneuil Hall Marketplace	Boston, MD	—	—	91,817	—	(91,817)	—	—	—	—	2010	(e)
Fashion Place	Murray, UT	138,206	24,068	232,456	—	22,215	24,068	254,671	278,739	10,402	2010	(e)
Fashion Show	Las Vegas, NV	629,870	564,310	627,327	—	29,169	564,310	656,496	1,220,806	33,441	2010	(e)
Foothills Mall	Fort Collins, CO	38,682	16,137	22,259	—	1,342	16,137	23,601	39,738	2,293	2010	(e)
Fort Union	Midvale, UT	2,386	—	2,104	—	(375)	—	1,729	1,729	58	2010	(e)
Four Seasons Town Centre	Greensboro, NC	93,570	17,259	126,570	—	736	17,259	127,306	144,565	5,908	2010	(e)
Fox River Mall	Appleton, WI	185,835	42,259	217,932	—	1,029	42,259	218,961	261,220	8,857	2010	(e)
Fremont Plaza	Las Vegas, NV	—	—	1,723	—	(17)	—	1,706	1,706	202	2010	(e)
Gateway Crossing Shopping Center	Bountiful, UT	—	9,701	13,957	(9,701)	(13,957)	—	—	—	—	2010	(e)
Gateway Mall	Springfield, OR	—	7,097	36,573	—	2,574	7,097	39,147	46,244	2,457	2010	(e)
Glenbrook Square	Fort Wayne, IN	158,095	30,965	147,002	—	(447)	30,965	146,555	177,520	6,880	2010	(e)
Governor’s Square	Tallahassee, FL	75,465	18,289	123,088	—	733	18,289	123,821	142,110	8,209	2010	(e)

					Costs Capitalized		Gross Amounts at Which
			Acquisition Accounting Cost		Subsequent to Acquisition (c)		Carried at Close of Period (d)					Life Upon Which
				Buildings		Buildings		Buildings				Latest Statement
				and		and		and		Accumulated	Date	of Operation is
Name of Center	Location	Encumbrances (a)	Land	Improvements	Land	Improvements	Land	Improvements	Total	Depreciation (e)	Acquired	Computed
					(In thousands)
Grand Teton Mall	Idaho Falls, ID	50,733	7,836	52,616	—	394	7,836	53,010	60,846	2,817	2010	(e)
Grand Teton Plaza	Idaho Falls, ID	—	5,230	7,042	—	577	5,230	7,619	12,849	441	2010	(e)
Greenwood Mall	Bowling Green, KY	—	12,459	85,370	—	1,912	12,459	87,282	99,741	4,494	2010	(e)
Harborplace	Baltimore, MD	50,198	—	82,834	—	835	—	83,669	83,669	3,627	2010	(e)
Hulen Mall	Fort Worth, TX	103,599	8,665	112,252	—	9,409	8,665	121,661	130,326	5,579	2010	(e)
Jordan Creek Town Center	West Des Moines, IA	173,545	54,663	262,608	—	1,643	54,663	264,251	318,914	11,394	2010	(e)
Knollwood Mall	St. Louis Park, MN	36,132	6,127	32,905	—	119	6,127	33,024	39,151	1,987	2010	(e)
Lakeland Square	Lakeland, FL	51,357	10,938	56,867	—	614	10,938	57,481	68,419	3,226	2010	(e)
Lakeside Mall	Sterling Heights, MI	155,040	36,993	130,460	—	1,275	36,993	131,735	168,728	6,039	2010	(e)
Lansing Mall	Lansing, MI	22,129	9,615	49,220	—	279	9,615	49,499	59,114	2,980	2010	(e)
Lincolnshire Commons	Lincolnshire, IL	27,423	8,806	26,848	—	(10)	8,806	26,838	35,644	1,327	2010	(e)
Lynnhaven Mall	Virginia Beach, VA	218,241	54,628	219,013	—	(1,478)	54,628	217,535	272,163	10,117	2010	(e)
Mall At Sierra Vista	Sierra Vista, AZ	23,335	7,078	36,441	—	2	7,078	36,443	43,521	1,764	2010	(e)
Mall of Louisiana	Baton Rouge, LA	234,883	88,742	319,097	—	43	88,742	319,140	407,882	11,941	2010	(e)
Mall of The Bluffs	Council Bluffs, IA	25,909	3,839	12,007	—	(205)	3,839	11,802	15,641	972	2010	(e)
Mall St. Matthews	Louisville, KY	135,695	42,014	155,809	19	1,389	42,033	157,198	199,231	6,829	2010	(e)
Mall St. Vincent	Shreveport, LA	—	4,604	21,927	—	(340)	4,604	21,587	26,191	1,396	2010	(e)
Market Place Shopping Center	Champaign, IL	105,240	21,611	111,515	—	1,378	21,611	112,893	134,504	6,137	2010	(e)
Mayfair Mall	Wauwatosa, WI	297,066	84,473	352,140	(79)	685	84,394	352,825	437,219	17,345	2010	(e)
Meadows Mall	Las Vegas, NV	97,462	30,275	136,846	—	322	30,275	137,168	167,443	6,241	2010	(e)
Mondawmin Mall	Baltimore, MD	72,556	19,707	63,348	—	4,405	19,707	67,753	87,460	4,102	2010	(e)
Newgate Mall	Ogden, UT	38,204	17,856	70,318	—	2,487	17,856	72,805	90,661	4,688	2010	(e)
Newpark Mall	Newark, CA	67,056	17,848	57,404	—	857	17,848	58,261	76,109	3,797	2010	(e)
North Plains Mall	Clovis, NM	13,160	2,218	11,768	—	379	2,218	12,147	14,365	958	2010	(e)
North Point Mall	Alpharetta, GA	207,212	57,900	228,517	—	1,930	57,900	230,447	288,347	14,810	2010	(e)
North Star Mall	San Antonio, TX	217,665	91,135	392,422	—	3,097	91,135	395,519	486,654	15,252	2010	(e)
Northridge Fashion Center	Northridge, CA	248,738	66,774	238,023	—	112	66,774	238,135	304,909	11,093	2010	(e)
NorthTown Mall	Spokane, WA	89,565	12,310	108,857	—	575	12,310	109,432	121,742	6,389	2010	(e)
Oak View Mall	Omaha, NE	84,601	20,390	107,216	—	1,673	20,390	108,889	129,279	6,406	2010	(e)
Oakwood Center	Gretna, LA	90,249	21,105	74,228	—	149	21,105	74,377	95,482	3,278	2010	(e)
Oakwood Mall	Eau Claire, WI	81,592	13,786	92,114	—	532	13,786	92,646	106,432	4,995	2010	(e)
Oglethorpe Mall	Savannah, GA	130,229	27,075	157,100	—	1,700	27,075	158,800	185,875	8,370	2010	(e)
Orem Plaza Center Street (g)	Orem, UT	2,133	1,935	2,180	—	6	1,935	2,186	4,121	71	2010	(e)
Orem Plaza State Street (g)	Orem, UT	1,320	1,264	611	—	52	1,264	663	1,927	29	2010	(e)
Owings Mills Mall	Owing Mills, MD	—	24,921	31,746	(22,519)	(6,202)	2,402	25,544	27,946	1,414	2010	(e)
Oxmoor Center	Louisville, KY	94,396	—	117,814	—	874	—	118,688	118,688	5,133	2010	(e)
Paramus Park	Paramus, NJ	96,729	31,320	102,054	—	2,026	31,320	104,080	135,400	5,956	2010	(e)
Park City Center	Lancaster, PA	195,740	42,451	195,409	—	660	42,451	196,069	238,520	5,094	2010	(e)
Park Place	Tucson, AZ	198,468	61,907	236,019	—	577	61,907	236,596	298,503	9,352	2010	(e)
Peachtree Mall	Columbus, GA	82,983	13,855	92,143	—	2,187	13,855	94,330	108,185	5,843	2010	(e)
Pecanland Mall	Monroe, LA	51,551	12,943	73,231	—	1,672	12,943	74,903	87,846	4,894	2010	(e)
Pembroke Lakes Mall	Pembroke Pines, FL	122,111	64,883	254,910	—	322	64,883	255,232	320,115	17,140	2010	(e)
Pierre Bossier Mall	Bossier City, LA	41,440	7,522	38,247	—	(291)	7,522	37,956	45,478	1,828	2010	(e)
Pine Ridge Mall	Pocatello, ID	23,133	7,534	5,013	—	49	7,534	5,062	12,596	726	2010	(e)
Pioneer Place	Portland, OR	112,329	—	97,096	—	962	—	98,058	98,058	3,712	2010	(e)
Plaza 800	Sparks, NV	—	—	61	—	336	—	397	397	14	2010	(e)
Prince Kuhio Plaza	Hilo, HI	33,814	—	52,373	—	(100)	—	52,273	52,273	3,078	2010	(e)
Providence Place	Providence, RI	421,371	—	400,893	—	1,345	—	402,238	402,238	16,169	2010	(e)
Provo Towne Centre	Provo, UT	55,422	17,027	75,871	—	(12,949)	17,027	62,922	79,949	3,559	2010	(e)
Red Cliffs Mall	St. George, UT	21,986	4,739	33,357	—	(135)	4,739	33,222	37,961	1,798	2010	(e)
Red Cliffs Plaza	St. George, UT	—	2,073	573	—	5	2,073	578	2,651	104	2010	(e)
Regency Square Mall	Jacksonville, FL	74,467	14,979	56,082	—	(660)	14,979	55,422	70,401	6,066	2010	(e)
Ridgedale Center	Minnetonka, MN	161,139	39,495	151,090	—	1,460	39,495	152,550	192,045	6,863	2010	(e)
River Falls Mall	Clarksville, IN	—	4,464	12,824	(4,464)	(12,824)	—	—	—	—	2010	(e)
River Hills Mall	Mankato, MN	76,961	16,207	85,608	—	1,352	16,207	86,960	103,167	4,577	2010	(e)

					Costs Capitalized		Gross Amounts at Which
			Acquisition Accounting Cost		Subsequent to Acquisition (c)		Carried at Close of Period (d)					Life Upon Which
				Buildings		Buildings		Buildings				Latest Statement
				and		and		and		Accumulated	Date	of Operation is
Name of Center	Location	Encumbrances (a)	Land	Improvements	Land	Improvements	Land	Improvements	Total	Depreciation (e)	Acquired	Computed
					(In thousands)
River Pointe Plaza (g)	West Jordan, UT	3,303	3,128	3,509	—	6	3,128	3,515	6,643	156	2010	(e)
Riverlands Shopping Center	LaPlace, LA	—	2,017	4,676	(2,017)	(4,676)	—	—	—	—	2010	(e)
Riverside Plaza	Provo, UT	—	8,128	9,489	(8,128)	(9,489)	—	—	—	—	2010	(e)
Rivertown Crossings	Grandville, MI	167,829	47,790	181,770	—	1,507	47,790	183,277	231,067	7,992	2010	(e)
Rogue Valley Mall	Medford, OR	26,575	9,042	61,558	—	1,438	9,042	62,996	72,038	3,248	2010	(e)
Saint Louis Galleria	St. Louis, MO	—	21,425	263,596	(21,425)	(263,596)	—	—	—	—	2010	(e)
Salem Center	Salem, OR	37,416	5,925	33,620	—	(84)	5,925	33,536	39,461	1,742	2010	(e)
Sikes Senter	Wichita Falls, TX	49,891	5,915	34,075	—	1,467	5,915	35,542	41,457	3,097	2010	(e)
Silver Lake Mall	Coeur d’Alene, ID	13,078	3,237	12,914	—	33	3,237	12,947	16,184	730	2010	(e)
Sooner Mall	Norman, OK	57,721	9,902	69,570	—	2,744	9,902	72,314	82,216	3,599	2010	(e)
Southlake Mall	Morrow, GA	91,708	19,263	68,607	—	166	19,263	68,773	88,036	5,439	2010	(e)
Southland Center	Taylor, MI	—	13,698	51,861	—	(666)	13,698	51,195	64,893	2,234	2010	(e)
Southland Mall	Hayward, CA	72,908	23,407	81,474	—	6,386	23,407	87,860	111,267	4,889	2010	(e)
Southshore Mall	Aberdeen, WA	—	460	316	—	71	460	387	847	147	2010	(e)
Southwest Plaza	Littleton, CO	106,375	19,024	76,453	—	95	19,024	76,548	95,572	5,188	2010	(e)
Spokane Valley Mall	Spokane, WA	52,431	14,328	83,706	—	(9,930)	14,328	73,776	88,104	3,514	2010	(e)
Spokane Valley Plaza	Spokane, WA	—	2,488	16,503	—	(2,122)	2,488	14,381	16,869	697	2010	(e)
Spring Hill Mall	West Dundee, IL	52,611	8,219	23,679	—	(53)	8,219	23,626	31,845	1,803	2010	(e)
Staten Island Mall	Staten Island, NY	282,198	102,227	375,612	—	2,496	102,227	378,108	480,335	20,017	2010	(e)
Steeplegate Mall	Concord, NH	66,434	11,438	42,032	—	264	11,438	42,296	53,734	2,481	2010	(e)
Stonestown Galleria	San Francisco, CA	216,093	65,962	203,043	—	(705)	65,962	202,338	268,300	8,425	2010	(e)
The Boulevard Mall	Las Vegas, NV	81,895	34,523	46,428	—	851	34,523	47,279	81,802	4,340	2010	(e)
The Crossroads	Portage, MI	—	20,261	95,463	—	(40)	20,261	95,423	115,684	7,296	2010	(e)
The Gallery At Harborplace	Baltimore, MD	77,778	15,930	112,117	—	1,076	15,930	113,193	129,123	5,328	2010	(e)
The Grand Canal Shoppes	Las Vegas, NV	370,823	49,785	716,625	—	(715)	49,785	715,910	765,695	25,307	2010	(e)
The Maine Mall	South Portland, ME	200,706	36,205	238,067	—	1,464	36,205	239,531	275,736	11,253	2010	(e)
The Mall In Columbia	Columbia, MD	402,438	124,540	479,171	—	839	124,540	480,010	604,550	18,353	2010	(e)
The Parks at Arlington	Arlington, TX	183,116	19,807	299,708	—	1,315	19,807	301,023	320,830	12,018	2010	(e)
The Pines	Pine Bluff, AR	—	331	1,631	(331)	(1,631)	—	—	—	—	2010	(e)
The Shoppes at Buckland	Manchester, CT	155,358	35,180	146,474	—	(218)	35,180	146,256	181,436	8,241	2010	(e)
The Shoppes at the Palazzo	Las Vegas, NV	241,282	—	290,826	—	(1,028)	—	289,798	289,798	9,555	2010	(e)
The Shops At Fallen Timbers	Maumee, OH	46,969	3,785	31,771	(23)	1,249	3,762	33,020	36,782	1,806	2010	(e)
The Shops At La Cantera	San Antonio, TX	170,436	80,016	350,737	—	16,699	80,016	367,436	447,452	13,492	2010	(e)
The Streets At SouthPoint	Durham, NC	228,970	66,045	242,189	—	12,183	66,045	254,372	320,417	22,869	2010	(e)
The Village Of Cross Keys	Baltimore, MD	—	8,425	26,651	—	922	8,425	27,573	35,998	2,753	2010	(e)
The Woodlands Mall	The Woodlands, TX	268,047	84,889	349,315	—	479	84,889	349,794	434,683	13,614	2010	(e)
Three Rivers Mall	Kelso, WA	18,834	2,080	11,142	—	593	2,080	11,735	13,815	1,057	2010	(e)
Town East Mall	Mesquite, TX	94,703	9,928	168,555	—	4,309	9,928	172,864	182,792	7,257	2010	(e)
Tucson Mall	Tucson, AZ	112,014	2,071	193,815	—	91,381	2,071	285,196	287,267	18,054	2010	(e)
Twin Falls Crossing	Twin Falls, ID	—	1,680	2,770	(1,680)	(2,770)	—	—	—	—	2010	(e)
Tysons Galleria	McLean, VA	260,459	90,317	351,005	—	2,208	90,317	353,213	443,530	12,502	2010	(e)
University Crossing (g)	Orem, UT	4,769	8,170	16,886	—	(84)	8,170	16,802	24,972	862	2010	(e)
Valley Hills Mall	Hickory, NC	52,110	10,047	61,817	—	422	10,047	62,239	72,286	3,438	2010	(e)
Valley Plaza Mall	Bakersfield, CA	84,899	38,964	211,930	—	(878)	38,964	211,052	250,016	9,945	2010	(e)
Visalia Mall	Visalia, CA	36,402	11,912	80,185	—	(58)	11,912	80,127	92,039	3,396	2010	(e)
Vista Commons	Las Vegas, NV	—	6,348	13,110	(6,348)	(13,110)	—	—	—	—	2010	(e)
Vista Ridge Mall	Lewisville, TX	74,066	15,965	34,105	—	12,387	15,965	46,492	62,457	3,253	2010	(e)
Washington Park Mall	Bartlesville, OK	10,451	1,388	8,213	—	73	1,388	8,286	9,674	730	2010	(e)
West Oaks Mall	Ocoee, FL	64,757	20,278	55,607	(12,692)	(36,175)	7,586	19,432	27,018	1	2010	(e)
West Valley Mall	Tracy, CA	48,437	31,340	38,316	—	3,612	31,340	41,928	73,268	3,080	2010	(e)
Westlake Center	Seattle, WA	4,487	19,055	129,295	(14,819)	(98,703)	4,236	30,592	34,828	1,418	2010	(e)
Westwood Mall	Jackson, MI	27,019	5,708	28,006	—	171	5,708	28,177	33,885	1,675	2010	(e)
White Marsh Mall	Baltimore, MD	178,935	43,880	177,194	4,125	3,989	48,005	181,183	229,188	10,151	2010	(e)
White Mountain Mall	Rock Springs, WY	10,596	3,010	11,311	—	466	3,010	11,777	14,787	1,274	2010	(e)
Willowbrook	Wayne, NJ	162,852	110,660	419,822	—	3,175	110,660	422,997	533,657	20,093	2010	(e)

					Costs Capitalized		Gross Amounts at Which
			Acquisition Accounting Cost		Subsequent to Acquisition (c)		Carried at Close of Period (d)					Life Upon Which
				Buildings		Buildings		Buildings				Latest Statement
				and		and		and		Accumulated	Date	of Operation is
Name of Center	Location	Encumbrances (a)	Land	Improvements	Land	Improvements	Land	Improvements	Total	Depreciation (e)	Acquired	Computed
					(In thousands)
Woodbridge Center	Woodbridge, NJ	191,054	67,825	242,744	—	8,830	67,825	251,574	319,399	10,913	2010	(e)
Woodlands Village	Flagstaff, AZ	6,040	3,624	12,960	—	(55)	3,624	12,905	16,529	869	2010	(e)
Yellowstone Square	Idaho Falls, ID	—	2,625	1,163	(2,625)	(1,163)	—	—	—	—	2010	(e)
Office, other and development in progress		2,013,447	165,478	542,790	(46,364)	(71,688)	119,114	471,102	590,216	30,617
Total		$17,349,214	$4,809,777	$20,469,723	$(162,335)	$(519,664)	$4,647,442	$19,950,059	$24,597,501	$974,185

Properties Held For Disposition:

Grand Traverse Mall	Traverse City, MI	72,453	9,269	59,307	—	—	9,269	59,307	68,576	414	2010	(e)
		$72,453	$9,269	$59,307	$—	$—	$9,269	$59,307	$68,576	$414

NOTES TO SCHEDULE III

(a)     See description of mortgages, notes and other debt payable in Note 7 of Notes to Consolidated Financial Statements.

(b)    Initial cost is the carrying value at the Effective Date due to the application of the acquisition method of accounting (Note 4).

(c)     Due to the application of the acquisition method of accounting, all dates are November 9, 2010, the Effective Date.

(d)    The aggregate cost of land, buildings and improvements for federal income tax purposes is approximately $18.2 billion.

(e)     Depreciation is computed based upon the following estimated useful lives:

Years
Buildings and improvements	45
Equipment and fixtures	5-10
Tenant improvements	Shorter of useful life or applicable lease term

(f)     During 2011, the initial cost for certain assets was adjusted; the total acquisition accounting cost was not impacted.

(g)    Property previously classified as held for sale, and was reclassified as held for use in the first quarter of 2012.

Reconciliation of Real Estate

	Successor		Predeccessor
(In thousands)	2011	2010	2009
Balance at beginning of period	$25,140,166	$28,350,102	$29,863,649
Acquisition accounting adjustments and HHC distribution	—	(3,104,518)	—
Change in Master Planned Communities land	—	—	(70,156)
Additions	383,001	12,518	263,418
Impairments	(63,910)	—	(1,079,473)
Dispositions and write-offs	(861,756)	(117,936)	(627,336)
Balance at end of period	$24,597,501	$25,140,166	$28,350,102

Reconciliation of Accumulated Depreciation

	Successor		Predeccessor
(In thousands)	2011	2010	2009
Balance at beginning of period	$129,794	$4,494,297	$4,240,222
Depreciation expense	942,661	135,003	707,183
Dispositions and write-offs	(98,270)	(4,499,506)	(453,108)
Balance at end of period	$974,185	$129,794	$4,494,297